BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Schedule of Related Party Balances Per the Income Statement) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Revenues	[1]	$ 1,324	$ 2,547	$ 1,766
Cost of revenues	[2]	6,956	4,280	3,095
Operating expenses, net - primarily lease, sub-contractors and communications	[3]	4,757	4,853	4,546
Purchase of property and equipment		$ 2,761	$ 1,663	$ 1,869

[1]	Distribution of the Company's products on a non-exclusive basis.
[2]	Related to cost of product purchased from one of the related companies.
[3]	The Company leases office space and purchases other miscellaneous services from certain companies, which are considered to be related parties. In addition, the Company provides certain services to related parties.